JPMorgan US Large Cap Core Plus Fund N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JPMORGAN TRUST I
Entity Central Index Key	0001217286
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Nov. 01, 2025